As filed with the Securities and Exchange Commission on December 21, 2011
Securities Act File No. 33-37458
Investment Company Act File No. 811-06199

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 62	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 63	[X]

(Check appropriate box or boxes.)

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
            (Address of Principal Executive Offices)      (Zip Code)

Registrant’s Telephone Number, including Area Code (410) 837-3234

CT Corporation System
155 Federal Street, Suite 700, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

With Copies to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite119
Leawood, Kansas 66224

Approximate Date of Proposed Public Offering:      As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b);
[   ] on ______ (date) pursuant to paragraph (b);
[   ] 60 days after filing pursuant to paragraph (a)(1);
[   ] on ______ (date) pursuant to paragraph (a)(1);
[   ] 75 days after filing pursuant to paragraph (a)(2); or
[   ] on ______ (date) pursuant to paragraph (a)(2) of rule 485.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

On Behalf of its Series,

The Brown Capital Management Small Company Fund
The Brown Capital Management International Equity Fund
The Brown Capital Management Mid-Cap Fund

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 61 filed on December 1, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended (“Investment Company Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 to Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore, and the State of Maryland on this 21st day of December, 2011.

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

By:	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 62 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Keith A. Lee		December 21, 2011	Trustee, President, and Principal Executive Officer
Keith A. Lee		Date

	*		Trustee, Chairman
Jack E. Brinson		Date

	*		Trustee
James H. Speed, Jr.		Date

	*		Treasurer and Principal Financial Officer
Cecil E. Flamer		Date

* By:	/s/ Keith A. Lee	Dated: December 21, 2011
Keith A. Lee
Trustee, President, Principal Executive Officer, and Attorney-in-Fact

EXHIBIT LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE